Organization and Summary of Significant Accounting Policies - Deferred Transaction Costs (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred transaction costs	$ 0	$ 0